LONG TERM LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 19, 2016
LONG TERM LIABILITIES
Loan from a third party	$ 2,000,000	$ 2,000,000
Total	2,000,000	2,000,000
Thalesco Eurotronics Pte Ltd
LONG TERM LIABILITIES
Loan principal value				$ 2,000,000
Interest rate (percentage)				1.50%
Interest expense	$ 30,009	$ 32,468	$ 30,034